FINANCIAL INSTRUMENTS (Details Narrative)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,230,808	$ 3,122,109	$ 1,118,763	$ 1,587,700	$ 203,112	$ 155,679	$ 190,169	$ 616,345
Cash FDIC insured	250,000	250,000
Cash FDIC insured limit	6,054,579	4,841,717	8,108,247
Allowance for doubtful accounts	$ 373,393	$ 390,604	$ 165,347
Concentration credit risk	10.00%	10.00%	10.00%	14.00%
Derivative liabilities		$ 13,222,933
Loan amount		$ 7,697,640
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Concentration credit risk	11.00%	10.00%